Basic and diluted earnings per share	12 Months Ended
Dec. 31, 2020
Basic And Diluted Earnings Per Share [Abstract]
Basic and diluted earnings per share
27.	Basic and diluted earnings per share

The Company presents basic and diluted earnings per share, or EPS, data for its common shares. Basic EPS is calculated by dividing the profit or loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period, adjusted for any bonus element.

The numbers for the average basic and diluted shares outstanding for all the periods presented in the consolidated statements of operations have been adjusted in order to reflect the effect of the bonus element of the Rights Offering that occurred in June 2019 and the share consolidation that took place on July 5, 2019 (note 18).

For the years ended December 31, 2020, 2019 and 2018, all warrants, stock options and RSU were anti-dilutive since the Company reported net losses from continuing operations. The secured convertible debentures issued in 2020 are also anti-dilutive.